Goodwill and Intangible Assets - Goodwill Roll Forward (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance			$ 16,161	$ 705	$ 705	$ 31,654	$ 705
Measurement period adjustments					186	(12,848)
Effect of change in foreign currency exchange rates			(7,043)		(1)	(12)
Acquisitions			59,593		117,445		30,949
Disposal of Grapevine					(704)
Impairment loss	$ 0	$ (5,850)	0	(5,850)	(101,470)	(18,089)	0
Ending balance	68,711		68,711		16,161	$ 705	$ 31,654
WAVE
Goodwill [Roll Forward]
Impairment loss					(35,700)
US Hybrid
Goodwill [Roll Forward]
Impairment loss					(42,200)
Solectrac
Goodwill [Roll Forward]
Impairment loss					(17,700)
Timios Reporting Unit
Goodwill [Roll Forward]
Impairment loss					(5,600)
Amount exceeding fair value	$ 19,500	19,500	$ 19,500	$ 19,500
Timios Reporting Unit | Trade Names
Goodwill [Roll Forward]
Impairment loss		(700)			(700)
Timios Reporting Unit | Lender relationships
Goodwill [Roll Forward]
Impairment loss		$ (13,200)			$ (13,200)